Organization and Plans of Business Operations - Additional Information (Detail) - USD ($)						3 Months Ended			9 Months Ended	12 Months Ended
	Jan. 09, 2023	Dec. 06, 2022	Sep. 19, 2022	Sep. 14, 2021	Sep. 09, 2021	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Sep. 13, 2022
Nature of Operations [Line Items]
Proceeds from the issuance of warrants				$ 5,095,733					$ 230,000,000
Payment to acquire restricted investments				$ 230,000,000		$ 425,850	$ 415,626	$ 0	230,000,000	$ 2,324,312
Term of restricted investments				180.00%
Restricted investment value per share				$ 10
Cash						82,828			1,062,653	93,892
Net Working Capital						$ 6,346,675				4,134,242
Proceeds from Issuance of Common Stock				$ 25,000					$ 25,000
Assets Held In Trust			$ 41,679,745
Percentage of amount deposited in trust account											1.00%
Waiver of deferred underwriter fee payable		$ 8,050,000								$ 8,050,000
Common Stock, Value, Issued	$ 250,000,000
Escalation period	5 years
Number of trading days from the closing period	20 days
Number of consecutive trading days from the closing period	30 days
Greater Than Or Equal To Twelve US Dollars Per Share [Member]
Nature of Operations [Line Items]
Common Stock, Par or Stated Value Per Share	$ 12
Common Stock, Shares Authorized	4,500,000
Greater Than Or Equal To Fourteen US Dollars Per Share [Member]
Nature of Operations [Line Items]
Common Stock, Par or Stated Value Per Share	$ 14
Common Stock, Shares Authorized	4,500,000
Greater Than Or Equal To Sixteen Us Dollars Per Share [Member]
Nature of Operations [Line Items]
Common Stock, Par or Stated Value Per Share	$ 16
Common Stock, Shares Authorized	4,500,000
Greater Than Or Equal To Eightteen Us Dollars Per Share [Member]
Nature of Operations [Line Items]
Common Stock, Par or Stated Value Per Share	$ 18
Common Stock, Shares Authorized	4,500,000
Class B common stock [Member]
Nature of Operations [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001			$ 0.0001	$ 0.0001
Common Stock, Value, Issued						$ 575			$ 575	$ 575
Common Stock, Shares Authorized						30,000,000			30,000,000	30,000,000
Class B common stock [Member] | Sponsor And Metric [Member]
Nature of Operations [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001
Common Class A [Member]
Nature of Operations [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001			$ 0.0001	$ 0.0001
Redemption of Class A common stock Shares			18,871,976
Temporary Equity, Par or Stated Value Per Share			$ 0.0001
Temporary Equity, Shares Outstanding			4,128,024			4,128,024			23,000,000	4,128,024
Common Stock, Value, Issued						$ 0			$ 0	$ 0
Common Stock, Shares Authorized						300,000,000			300,000,000	300,000,000
New Calidi Common Stock [Member]
Nature of Operations [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Redemption of Class A common stock Shares						2,000,000
Common Stock, Shares Authorized						200,000
Percentage of shares outstanding						10.00%
Private Placement Warrants [Member]
Nature of Operations [Line Items]
Temporary equity issue price per share				$ 1.5
Class of warrants or rights warrants issued during the period units				3,397,155
IPO [Member]
Nature of Operations [Line Items]
Temporary equity stock issued during period shares new issues				23,000,000	23,000,000
Temporary equity issue price per share				$ 10
Payment to acquire restricted investments					$ 230,000,000
Over-Allotment Option [Member]
Nature of Operations [Line Items]
Temporary equity stock issued during period shares new issues				230,000,000	3,000,000
IPO Including Over allotment [Member]
Nature of Operations [Line Items]
Temporary Equity Stock Issued During Period Value New Issues				$ 5,095,733
Temporary equity issue price per share				$ 10